Related Party Transaction	12 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTION
19.	RELATED PARTY TRANSACTION
There are no material related party transactions for the years ended March 31, 2019, 2020 and 2021.